Statements of Cash Flows	12 Months Ended
Dec. 31, 2019
Disclosure Of Cash Flow Statement [Abstract]
Statements of Cash Flows

20. Statements of cash flows

(1) Cash generated from operations for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019		2018		2017
		(In millions of Korean won)
Profit for the year	~~W~~	39,730	~~W~~	31,386	~~W~~	13,314
Depreciation expense		2,748		545		375
Amortization expense		905		868		145
Bad debt expenses		281		151		74
Unrealized foreign currency loss		267		99		671
Interest expense		277		—		—
Loss on retirement and disposal of property and equipment		—		5		37
Impairment losses on intangible assets		486		623		230
Post-employment benefit expense (Reversal of allowance for retirement benefit)		(4)		50		164
Income tax expense		11,526		3,053		1,144
Unrealized foreign currency gain		(119)		(81)		(288)
Interest income		(1,626)		(819)		(554)
Gain on disposal of property and equipment		(3)		(16)		(2)
Reversal of other bad debt allowances		(34)		—		—
Gain on disposal of intangible assets		(1)		—		—
Change in accounts receivables		30,143		(18,573)		(27,786)
Change in other receivables		232		406		12
Change in prepaid expenses		1,981		544		(1,390)
Change in advance payments		(204)		—		—
Change in other current assets		(556)		192		(400)
Change in other non-current assets		(1,860)		(1,137)		(449)
Change in accounts payables		(37,145)		27,319		35,046
Change in deferred revenue		(9,631)		(2,707)		1,980
Change in withholdings		(397)		580		1,239
Change in accrued expenses		140		(7)		187
Change in other current liabilities		113		(13)		68
Change in long-term deferred revenue		—		100		4,111
Change in other non-current liabilities		(463)		—		261
Change in advance receipt		434		—		—
Total	~~W~~	37,220	~~W~~	42,571	~~W~~	28,189

(2) Significant non-cash transactions for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019		2018		2017
	(In millions of Korean won)
Reclassification of advance payments to intangible assets	~~W~~	120	~~W~~	—	~~W~~	—
Increase of accounts payables due to software purchasing		33		226		—
Additions of right-of-use assets		2,637		—		—

(3) Changes in liabilities arising from financing activities for the year ended December 31, 2019, are as follows:

	Lease liabilities
	(In millions of Korean won)
Beginning of the year	~~W~~	—
Adjustment due to adoption of IFRS 16		4,401
Beginning of the year after adjustment		4,401
Cash flows from financing activities – Repayment of lease liabilities		(2,034)
Cash flows from operating activities – Interest paid		(277)
Non-cash transactions
Acquisitions – leases		2,637
Interest expense		277
Early termination of leases		(15)
Exchange differences		5
Ending of the year	~~W~~	4,994